6. Intangible Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 32,625	$ 32,625	$ 43,500	$ 43,500
Amortization expense due current			43,500
Amortization expense year two			43,500
Amortization expense year three			43,500
Amortization expense year four			43,500
Amortization expense year five			$ 43,500